UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
November 9, 2005

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	34117
					(thousands)



List of Other Included Managers: None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS                     COM              013104104      177     6891 SH       SOLE                     6891
AMGEN                          COM              031162100      899    11285 SH       SOLE                    11285
APPLIED MATLS                  COM              038222105      222    13075 SH       SOLE                    13075
BANK OF AMERICA                COM              060505104      219     5210 SH       SOLE                     5210
BECTON DICKINSON               COM              075887109      451     8605 SH       SOLE                     8605
BJ SERVICES                    COM              055482103      153     4250 SH       SOLE                     4250
CHEVRON CORP                   COM              166764100      431     6652 SH       SOLE                     6652
CISCO SYSTEMS                  COM              17275R102      622    34688 SH       SOLE                    34688
CIT GROUP                      COM              125581108      111     2450 SH       SOLE                     2450
CITIGROUP                      COM              172967101      334     7347 SH       SOLE                     7347
CONOCOPHILLIPS                 COM              20825c104       98     1408 SH       SOLE                     1408
COSTCO                         COM              22160K105      739    17160 SH       SOLE                    17160
DOMINION RES                   COM              25746U109      941    10920 SH       SOLE                    10920
DUKE ENERGY                    COM              264399106      350    12000 SH       SOLE                    12000
EXXON MOBIL                    COM              30231G102     1244    19572 SH       SOLE                    19572
FDX CORP                       COM              31428X106      800     9184 SH       SOLE                     9184
GENERAL ELECTRIC               COM              369604103      888    26369 SH       SOLE                    26369
HELMERICH & PAYNE              COM              423452101      143     2375 SH       SOLE                     2375
HOME DEPOT                     COM              437076102      275     7220 SH       SOLE                     7220
INT'L BUS MACH                 COM              459200101      557     6942 SH       SOLE                     6942
JOHNSON & JOHNSON              COM              478160104      940    14851 SH       SOLE                    14851
KINDER MORGAN ENERGY UT LP     COM              494550106      148     2800 SH       SOLE                     2800
L-3 COMM                       COM              502424104      467     5910 SH       SOLE                     5910
LEVEL 3 COMM                   COM              52729N100       95    41000 SH       SOLE                    41000
MBNA                           COM              55262L100      419    17020 SH       SOLE                    17020
MEDTRONIC                      COM              585055106      565    10540 SH       SOLE                    10540
MICRON TECH                    COM              595112103       83     6250 SH       SOLE                     6250
MICROSOFT                      COM              594918104      671    26090 SH       SOLE                    26090
PEPSICO INC                    COM              713448108      576    10150 SH       SOLE                    10150
PFIZER                         COM              717081103      548    21940 SH       SOLE                    21940
ROYAL DUTCH SHELL ADR          COM              780259206      122     1860 SH       SOLE                     1860
ST JUDE MEDICAL                COM              790849103      145     3100 SH       SOLE                     3100
SUBURBAN PROP LP               COM              864482104      646    22500 SH       SOLE                    22500
SUN MICROSYSTEMS               COM              866810104      105    26801 SH       SOLE                    26801
SYSCO                          COM              871829109      413    13155 SH       SOLE                    13155
TARGET                         COM              87612E106      199     3835 SH       SOLE                     3835
THUNDER MOUNTAIN GOLD          COM              866043108        3    22000 SH       SOLE                    22000
TITLE ONE CORP                 COM                             180    36000 SH       SOLE                    36000
UNITED PARCEL SERVICE CL B     COM              911312106      200     2895 SH       SOLE                     2895
US BANCORP                     COM              902973106    15920   566942 SH       SOLE                   566942
VERIZON COMM                   COM              92343V104      434    13289 SH       SOLE                    13289
WACHOVIA CORP                  COM              929903102      274     5760 SH       SOLE                     5760
WAL-MART                       COM              931142103      339     7746 SH       SOLE                     7746
WASHINGTON MUTUAL              COM              939322103      455    11610 SH       SOLE                    11610
WELLS FARGO                    COM              949746101      697    11900 SH       SOLE                    11900
BARON GROWTH FD                                 068278209      140 3039.486 SH       SOLE                 3039.486
THORNBURG VAL FD-A                              885215731       15  460.112 SH       SOLE                  460.112
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       54  675.000 SH       SOLE                  675.000
ISHARES LEHMAN TRES PROT INF S                  464287176      202 1920.000 SH       SOLE                 1920.000
GENERAL GROWTH PROP                             370021107      189  4200.00 SH       SOLE                  4200.00
LIBERTY PROP TRUST                              531172104        7   175.00 SH       SOLE                   175.00
SIMON PROPERTY GROUP INC                        828806109       80  1075.00 SH       SOLE                  1075.00